Investment in Equity Method Investee - Additional Information (Detail)		12 Months Ended
	Oct. 17, 2016 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments		$ (491,227)	¥ (3,419,825)	¥ (11,319,279)	¥ (20,676,273)
Ganzhou Qu Campus Technology Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment commitment value	¥ 190,000,000
Equity method investment, ownership percentage	45.90%		45.90%
Equity method investment			¥ 70,000,000
Loss from equity method investments		$ 491,227	¥ 3,419,825	¥ 11,319,279	¥ 20,676,273